Revenue Recognition	9 Months Ended	12 Months Ended
	Sep. 30, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue Recognition

Disaggregation of Resident Fees and Services Revenue

The following table disaggregates the Company’s resident fees and services according to whether such revenue relates to amortization of non-refundable entrance fees, room and rents, or ancillary and other services (in thousands):

	Three Months Ended September 30,
	2026		2025
	Amount	Percent of Total	Amount	Percent of Total
Room and rents	$217,053	81%	$117,467	78%
Non-refundable entrance fee amortization	29,801	11%	24,155	16%
Ancillary and other services	21,446	8%	8,836	6%
Resident fees and services	$268,300	100%	$150,458	100%

	Nine Months Ended September 30,
	2026		2025
	Amount	Percent of Total	Amount	Percent of Total
Room and rents	$550,576	81%	$349,614	78%
Non-refundable entrance fee amortization	84,812	12%	71,813	16%
Ancillary and other services	49,713	7%	26,813	6%
Resident fees and services	$685,101	100%	$448,240	100%

Room and rents and non-refundable entrance fee amortization are recognized over time, or approximately one month and expected stay of the resident, respectively. Ancillary and other services are recognized at a point in time, as services are delivered.

Accounts Receivable, net

The opening and closing balances of accounts receivable, net were as follows (in thousands):

Closing balance – December 31, 2025	$19,431
Closing balance – September 30, 2026	25,406
Change	$5,975

The following is a summary of the Company’s adjustments to allowances for credit losses (in thousands):

Opening balance – December 31, 2024	$2,243
Additional allowance	2,269
Write-offs, recoveries, and other adjustments	(2,494)
Closing balance – December 31, 2025	$2,018
Opening balance – December 31, 2025	$2,018
Additional allowance	2,724
Write-offs, recoveries, and other adjustments	(748)
Closing balance – September 30, 2026	$3,994

NOTE 12.    Revenue Recognition

Disaggregation of Resident Fees and Services Revenue

The following tables disaggregate the Company’s resident fees and services according to whether such revenue relates to amortization of non-refundable entrance fees, room and board, or ancillary and other services (in thousands):

	Year Ended December 31,
	2025		2024
		Percent of		Percent of
	Amount	Total	Amount	Total
Room and board	$488,366	80.8%	$463,938	81.6%
Non-refundable entrance fee amortization	98,912	16.4%	88,995	15.7%
Ancillary and other services	16,711	2.8%	15,542	2.7%
Total resident fees and services	$603,989	100.0%	$568,475	100.0%

Room and board and non-refundable entrance fee amortization are recognized over time, or approximately one month and expected stay of the resident, respectively. Ancillary and other services are recognized at a point in time, as services are delivered.

Accounts Receivable, net

The opening and closing balances of accounts receivable, net were as follows (in thousands):

Opening balance – December 31, 2023	$19,970
Closing balance – December 31, 2024	19,697
Change	$(273)
Opening balance – December 31, 2024	$19,697
Closing balance – December 31, 2025	19,431
Change	$(266)

The following is a summary of the Company’s adjustments to allowances for credit losses (in thousands):

Opening balance – December 31, 2023	$2,282
Additional allowance	2,494
Write-offs, recoveries, and other adjustments	(2,533)
Closing balance – December 31, 2024	$2,243
Opening balance – December 31, 2024	$2,243
Additional allowance	2,269
Write-offs, recoveries, and other adjustments	(2,494)
Closing balance – December 31, 2025	$2,018